S000031341 [Member] Expense Example, No Redemption - S000031341 [Member]	Jul. 31, 2025 USD ($)
C000097339 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 78
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	449
Expense Example, No Redemption, 10 Years	1,008
C000158965 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	231
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	913
C000097331 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	400
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	867
Expense Example, No Redemption, 10 Years	1,561
C000097333 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,935
C000097337 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	427
Expense Example, No Redemption, 10 Years	$ 960